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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                    Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Short Term Income Fund

 Schedule of Investments 5/31/12

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 ASSET BACKED SECURITIES - 14.1%

 451,140

 0.51

 AA/Baa3

 Aegis Asset Backed Securities Trust, Floating Rate Note, 12/25/35

 $

 389,684

 642,597

 0.60

 AAA/Aaa

 Aegis Asset Backed Securities Trust, Floating Rate Note, 9/25/34

 580,937

 100,000

 NR/Aa3

 AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17

 102,193

 567,000

 AA-/Aa2

 AmeriCredit Automobile Receivables Trust, 6.24%, 6/8/16

 613,936

 100,000

 AA+/Aaa

 AmeriCredit Automobile Receivables Trust, 9.79%, 4/15/14

 104,976

 423,421

 0.54

 AAA/Aa1

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 11/25/34

 391,040

 149,385

 0.44

 AAA/Aaa

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 8/25/35

 143,573

 500,000

 0.79

 AAA/NR

 ARI Fleet Lease Trust 2010-A, Floating Rate Note, 3/15/20 (144A)

 500,000

 94,422

 0.68

 AA/Aa2

 Asset Backed Securities Corp Home Equity, Floating Rate Note, 4/25/35

 92,443

 470,549

 0.87

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44

 435,512

 470,282

 0.82

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44

 452,459

 300,000

 1.29

 BB/A2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/34

 210,518

 100,369

 0.35

 BB+/Baa1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 12/25/36

 99,272

 362,201

 0.72

 AA/Aa2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 6/25/35

 335,454

 400,275

 4.73

 AAA/A1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 6/25/43

 372,055

 388,108

 NR/A1

 Bombardier Capital Mortgage Securitization Corp., 6.65%, 4/15/28

 408,063

 500,000

 AA/NR

 CarNow Auto Receivables Trust, 2.09%, 1/15/15 (144A)

 499,904

 11,476

 0.29

 BBB+/Ba1

 Carrington Mortgage Loan Trust, Floating Rate Note, 1/25/37

 11,455

 29,004

 0.47

 AA+/Aa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 12/25/35

 28,948

 500,000

 BBB+/Baa2

 Citibank Credit Card Issuance Trust, 6.3%, 6/20/14

 501,406

 948,780

 0.65

 AA+/Aa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 931,681

 433,130

 1.14

 A-/Ba2

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/37

 426,177

 367,337

 0.64

 AAA/Aa3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 8/25/35

 356,696

 600,000

 8.74

 AA/NR

 CNH Wholesale Master Note Trust, Floating Rate Note, 7/15/15 (144A)

 605,665

 649,727

 AAA/Aaa

 Conseco Finance, 7.55%, 4/15/32 (Step)

 677,340

 114,467

 6.69

 AAA/Aaa

 Conseco Finance, Floating Rate Note, 11/15/32

 115,314

 214,402

 0.61

 AAA/Baa2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 203,630

 114,312

 BB/Ba1

 Countrywide Asset-Backed Certificates, 5.68%, 10/25/46

 114,439

 388,113

 AAA/B2

 Countrywide Asset-Backed Certificates, 5.07%, 2/25/36

 350,536

 313,670

 0.78

 CCC/Caa2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/32

 146,662

 433,589

 0.35

 BBB-/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/37

 429,521

 126,240

 0.29

 A/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/37

 124,632

 378,923

 0.59

 A/Ba2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/47

 373,661

 296,073

 0.59

 BBB/Baa3

 Countrywide Home Equity Loan Trust, Floating Rate Note, 11/15/28

 284,299

 332,570

 A/NR

 DT Auto Owner Trust, 3.46%, 1/15/14 (144A)

 332,999

 325,000

 BBB/NR

 DT Auto Owner Trust, 4.89%, 1/17/17 (144A)

 327,571

 38,992

 NR/NR

 DT Auto Owner Trust, 5.92%, 10/15/15 (144A)

 39,402

 1,050,000

 0.64

 AAA/Aa2

 First NLC Trust, Floating Rate Note, 9/25/35

 974,199

 CAD

 1,000,000

 AAA/NR

 Ford Auto Securitization Trust, 2.431%, 11/15/14 (144A)

 986,271

 500,000

 0.00

 AAA/Aaa

 Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)

 500,000

 101,269

 NR/Aa2

 Greenpoint Manufactured Housing, 7.59%, 11/15/28

 101,836

 30,273

 0.46

 AA+/Baa2

 GSAA Trust, Floating Rate Note, 6/25/35

 29,825

 69,144

 0.88

 A/A2

 GSAMP Trust, Floating Rate Note, 3/25/35

 65,608

 4,603

 0.61

 AAA/Aaa

 GSAMP Trust, Floating Rate Note, 7/25/45

 4,591

 347,881

 0.65

 AAA/Aaa

 Home Equity Asset Trust, Floating Rate Note, 11/25/35

 341,448

 194,445

 0.42

 AAA/A1

 Home Equity Asset Trust, Floating Rate Note, 7/25/36

 192,605

 162,070

 0.68

 AA/A1

 Home Equity Asset Trust, Floating Rate Note, 8/25/35

 156,166

 631,199

 A+/B1

 Home Equity Mortgage Trust, 5.821%, 4/25/35 (Step)

 442,147

 367,769

 NR/Baa1

 Irwin Home Equity Corp., 5.32%, 6/25/35 (Step)

 348,951

 102,871

 0.58

 BB/A2

 IXIS Real Estate Capital Trust, Floating Rate Note, 2/25/36

 88,192

 59,234

 B-/Ba1

 JP Morgan Mortgage Acquisition Corp., 5.453%, 11/25/36 (Step)

 59,111

 102,117

 AAA/NR

 Leaf II Receivables Funding LLC, 3.45%, 6/20/16 (144A)

 101,964

 1,619,306

 0.69

 AA+/A2

 Lehman ABS Manufactured Housing Contract Trust, Floating Rate Note, 6/15/33

 1,548,403

 461,743

 CCC+/Caa3

 Local Insight Media Finance LLC, 5.88%, 10/23/37 (144A)

 184,697

 550,000

 2.49

 BBB+/Baa3

 Madison Avenue Manufactured Housing Contract, Floating Rate Note, 3/25/32

 505,835

 22,227

 0.67

 AA+/Aa1

 Mastr Asset Backed Securities Trust, Floating Rate Note, 5/25/35

 21,801

 492,278

 0.44

 BBB-/Baa1

 Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/35

 479,428

 140,895

 0.56

 AAA/B1

 Morgan Stanley Home Equity Loan Trust, Floating Rate Note, 9/25/35

 110,841

 800,000

 2.74

 NR/A2

 Navistar Financial Dealer Note Master Trust, Floating Rate Note, 10/25/16 (144A)

 799,999

 162,497

 0.59

 AAA/Aaa

 New Century Home Equity Loan Trust, Floating Rate Note, 3/25/35

 150,328

 1,595,962

 0.54

 AAA/Aa1

 New Century Home Equity Loan Trust, Floating Rate Note, 6/25/35

 1,570,524

 237,220

 0.50

 AAA/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 226,821

 159,780

 0.36

 BBB/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 158,295

 547,000

 1.44

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 2/15/16 (144A)

 548,935

 761,886

 AA/Ba1

 Popular ABS Mortgage Pass-Through Trust, 5.181%, 9/25/34 (Step)

 507,088

 44,029

 0.59

 AAA/Aaa

 RAAC Series, Floating Rate Note, 6/25/35 (144A)

 43,918

 215,029

 0.68

 AA+/A3

 Residential Asset Securities Corp., Floating Rate Note, 8/25/35

 206,199

 193,605

 AA/Baa1

 Residential Funding Mortgage Securities II, Inc., 5.27%, 4/25/28 (Step)

 180,154

 93,531

 A/NR

 Santander Drive Auto Receivables Trust, 1.89%, 5/15/17 (144A)

 92,714

 285,000

 NR/Aa1

 Santander Drive Auto Receivables Trust, 2.66%, 1/15/16

 289,474

 375,406

 BBB/NR

 Santander Drive Auto Receivables Trust, 3.35%, 6/15/17 (144A)

 375,406

 500,000

 A/A1

 Santander Drive Auto Receivables Trust, 3.78%, 11/15/17

 511,505

 103,058

 1.21

 BBB-/B3

 Saxon Asset Securities Trust, Floating Rate Note, 1/25/32

 72,827

 496,566

 1.24

 A+/Baa3

 Sierra Receivables Funding Co LLC, Floating Rate Note, 9/20/19 (144A)

 486,171

 380,000

 1.22

 AAA/Aaa

 SLM Student Loan Trust, Floating Rate Note, 4/27/26 (144A)

 369,751

 238,889

 1.02

 AA/A3

 Soundview Home Equity Loan Trust, Floating Rate Note, 6/25/35

 226,132

 496,130

 0.64

 B/B3

 Southern Pacific Secured Asset Corp., Floating Rate Note, 3/25/28

 343,509

 411,528

 0.47

 AA+/A3

 Specialty Underwriting & Residential Finance, Floating Rate Note, 9/25/36

 406,958

 381,772

 B+/Baa2

 Structured Asset Securities Corp., 4.44%, 2/25/35 (Step)

 382,404

 108,670

 0.32

 AA/Aaa

 Structured Asset Securities Corp., Floating Rate Note, 1/25/37

 108,404

 103,079

 0.29

 BBB/Aa1

 Structured Asset Securities Corp., Floating Rate Note, 2/25/37

 100,568

 325,298

 AAA/Aaa

 SVO VOI Mortgage Corp., 5.25%, 2/20/21 (144A)

 330,054

 399,244

 0.61

 AAA/A2

 Wachovia Mortgage Loan Trust LLC, Floating Rate Note, 10/25/35

 380,230

 148,138

 0.62

 AAA/NR

 Wells Fargo Home Equity Trust, Floating Rate Note, 12/25/35 (144A)

 141,772

 121,299

 0.33

 NR/Aa1

 Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37

 118,103

 TOTAL ASSET BACKED SECURITIES

 (Cost $29,611,552)

 $

 28,486,215

 COLLATERALIZED MORTGAGE OBLIGATIONS - 32.5%

 390,000

 5.75

 NR/NR

 American General Mortgage Loan Trust, Floating Rate Note, 9/25/48 (144A)

 $

 393,367

 887,143

 AAA/Aaa

 American Home Mortgage Investment Trust, 5.01%, 10/25/34 (Step)

 887,781

 340,856

 2.74

 AAA/B1

 American Home Mortgage Investment Trust, Floating Rate Note, 6/25/45

 306,139

 210,000

 A+/Baa2

 American Tower Trust, 5.957%, 4/15/37 (144A)

 220,023

 328,205

 NR/B2

 Banc of America Alternative Loan Trust, 5.25%, 5/25/34

 334,680

 432,016

 0.69

 NR/A1

 Banc of America Alternative Loan Trust, Floating Rate Note, 12/25/33

 413,330

 153,106

 CC/B1

 Banc of America Funding Corp., 5.75%, 10/25/35

 154,221

 53,658

 0.32

 B+/B2

 Banc of America Funding Corp., Floating Rate Note, 5/20/47

 53,358

 104,835

 NR/Aaa

 Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.381%, 1/15/49

 104,752

 317,147

 3.06

 AAA/NR

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 7/25/33

 310,330

 1,516,862

 2.77

 NR/Baa3

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 9/25/33

 1,519,884

 2,064,855

 NR/Caa2

 Bayview Commercial Asset Trust, 3.855%, 9/25/37 (Step) (144A)

 185,837

 105,035

 2.24

 D/Ba1

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/38 (144A)

 105,074

 2,906,865

 4.70

 NR/Caa2

 Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)

 196,213

 117,655

 3.17

 AAA/Ba1

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 11/25/34

 116,125

 156,662

 0.98

 A+/Baa1

 Bear Stearns Alt-A Trust, Floating Rate Note, 11/25/34

 147,923

 714,599

 NR/NR

 Cendant Mortgage Corp., 6.25%, 3/25/32 (144A)

 712,320

 230,779

 0.38

 A+/Aaa

 Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)

 219,562

 308,546

 NR/Aa2

 Citigroup Mortgage Loan Trust, Inc., 7.0%, 9/25/33

 320,814

 296,492

 CC/NR

 Citigroup Mortgage Loan Trust, Inc., 5.50%, 11/25/35

 36,675

 258,001

 2.84

 CC/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 4/25/35

 162,144

 69,972

 1.19

 NR/WR

 Collateralized Mortgage Obligation Trust, Floating Rate Note, 7/1/18

 70,909

 498,053

 0.34

 AAA/Aaa

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 12/15/20 (144A)

 488,957

 292,169

 0.42

 A+/A1

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 6/15/22 (144A)

 276,739

 544,594

 AAA/B2

 Countrywide Alternative Loan Trust, 4.75%, 10/25/33

 554,657

 341,812

 0.69

 B-/NR

 Countrywide Alternative Loan Trust, Floating Rate Note, 8/25/18

 320,202

 348,818

 0.69

 AAA/Ba1

 Countrywide Alternative Loan Trust, Floating Rate Note, 9/25/34

 335,905

 1,267,626

 BB/NR

 Countrywide Home Loan Mortgage Pass Through Trust, 5.5%, 10/25/32

 1,290,317

 156,291

 BBB/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.25%, 10/25/19

 158,844

 92,428

 AAA/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 92,225

 1,269,418

 NR/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., 7.13%, 11/15/30

 1,293,758

 374,739

 AAA/A2

 Credit Suisse First Boston Mortgage Securities Corp., 7.5%, 5/25/32

 388,006

 201,849

 1.59

 AA+/Aa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 191,667

 252,375

 1.74

 AA+/WR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33

 234,337

 750,000

 6.45

 CCC-/B3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)

 323,568

 322,698

 NR/Aaa

 Credit Suisse Mortgage Capital Certificates, 5.268%, 2/15/40

 322,315

 341,721

 0.36

 BBB+/Aaa

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 2/15/22 (144A)

 317,801

 600,000

 4.25

 NR/NR

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 6/25/50 (144A)

 564,064

 313,263

 1.49

 AAA/NR

 Deutsche Mortgage Securities, Inc., Floating Rate Note, 6/28/47 (144A)

 313,361

 158,451

 0.61

 AAA/Aa3

 Downey Savings & Loan Association Mortgage Loan Trust, Floating Rate Note, 7/19/44

 122,625

 23,000,000

 1.17

 BBB/A3

 Extended Stay America Trust, Floating Rate Note, 1/5/16 (144A)

 143,658

 212,041

 NR/NR

 Fannie Mae Benchmark REMIC, 5.45%, 12/25/20

 226,770

 4,490,338

 3.75

 NR/Aa1

 Fannie Mae Grantor Trust, Floating Rate Note, 10/25/40

 4,319,323

 1,216,648

 3.41

 NR/NR

 Fannie Mae Grantor Trust, Floating Rate Note, 7/25/43

 1,310,170

 501,629

 NR/NR

 Fannie Mae REMICS, 3.0%, 1/25/21

 522,741

 98,826

 NR/NR

 Fannie Mae REMICS, 5.69%, 1/25/32

 101,404

 499,300

 NR/NR

 Fannie Mae REMICS, 6.0%, 3/25/35

 533,395

 239,942

 NR/NR

 Fannie Mae REMICS, 6.0%, 6/25/29

 268,298

 42,698

 NR/NR

 Fannie Mae REMICS, 6.25%, 6/25/44

 42,625

 322,012

 2.88

 NR/NR

 Fannie Mae Whole Loan, Floating Rate Note, 4/25/45

 326,827

 308,619

 2.40

 NR/NR

 Fannie Mae Whole Loan, Floating Rate Note, 6/25/35

 324,387

 1,168,831

 2.91

 NR/NR

 Fannie Mae Whole Loan, Floating Rate Note, 7/25/42

 1,187,605

 145,055

 CCC/NR

 First Horizon Asset Securities, Inc., 6.0%, 5/25/36

 139,950

 84,857

 2.59

 AAA/A1

 First Horizon Asset Securities, Inc., Floating Rate Note, 2/25/34

 82,639

 166,282

 AAA/Aaa

 First Union-Lehman Brothers-Bank of America, 6.778%, 11/18/35

 169,514

 74,115

 NR/Aa1

 Freddie Mac REMICS, 3.25%, 6/15/17

 74,655

 692,015

 NR/Aa1

 Freddie Mac REMICS, 4.0%, 6/15/22

 708,951

 108,751

 NR/NR

 Freddie Mac REMICS, 4.5%, 8/15/17

 110,445

 105,333

 NR/Aa1

 Freddie Mac REMICS, 5.0%, 11/15/28

 105,297

 378,588

 NR/NR

 Freddie Mac REMICS, 5.5%, 10/15/35

 399,788

 76,533

 NR/NR

 Freddie Mac REMICS, 5.5%, 3/15/32

 78,928

 179,080

 0.67

 AA+/Aaa

 GE Business Loan Trust, Floating Rate Note, 4/15/31 (144A)

 168,028

 317,695

 0.53

 AA/Aaa

 GE Business Loan Trust, Floating Rate Note, 5/15/32 (144A)

 287,635

 445,000

 5.50

 NR/Aa3

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/37 (144A)

 444,419

 250,000

 5.31

 BBB+/Baa2

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/36 (144A)

 249,410

 150,000

 5.47

 B+/NR

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/40 (144A)

 143,579

 574,343

 NR/Aa1

 Government National Mortgage Association, 4.009%, 5/16/37

 592,587

 350,000

 NR/Aa1

 Government National Mortgage Association, 4.549%, 6/16/28

 363,952

 1,372,367

 NR/NR

 Government National Mortgage Association, 5.0%, 1/20/16

 1,471,041

 2,000,000

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 1/16/55

 176,674

 3,410,813

 1.75

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 10/16/43

 262,752

 17,772,080

 0.68

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 794,323

 16,516,166

 1.45

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 2/16/52

 987,683

 4,260,270

 1.26

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/51

 216,302

 1,993,467

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 162,304

 350,000

 NR/NR

 GS Mortgage Securities Corp II, 4.209%, 2/10/21 (144A)

 349,055

 250,000

 1.26

 AAA/Aaa

 GS Mortgage Securities Corp II, Floating Rate Note, 3/6/20 (144A)

 246,906

 292,033

 NR/A3

 GSR Mortgage Loan Trust, 5.5%, 3/25/35

 291,869

 289,874

 3.06

 AAA/B1

 GSR Mortgage Loan Trust, Floating Rate Note, 6/25/34

 283,638

 274,543

 5.25

 BB+/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 7/25/35

 266,028

 411,125

 2.75

 AAA/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 8/25/33

 405,520

 619,603

 2.65

 AAA/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 597,649

 62,088

 2.04

 CCC/C

 Impac CMB Trust, Floating Rate Note, 11/25/34

 20,956

 1,812,857

 0.88

 AAA/Baa2

 Impac CMB Trust, Floating Rate Note, 9/25/34

 1,466,150

 138,322

 0.34

 A/Aaa

 Indymac Index Mortgage Loan Trust, Floating Rate Note, 2/25/37

 133,330

 152,703

 2.96

 NR/NR

 Jefferies & Co, Inc., Floating Rate Note, 5/26/37 (144A)

 151,103

 400,686

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.45%, 12/12/43

 405,144

 844,867

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.819%, 6/12/43

 862,017

 214,523

 0.60

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 178,054

 475,000

 5.74

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 2/12/49

 498,580

 250,000

 0.39

 A-/Aa3

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 5/15/47

 231,662

 87,997

 A-/NR

 JP Morgan Mortgage Trust, 5.5%, 1/25/35

 87,890

 159,236

 NR/B2

 JP Morgan Mortgage Trust, 6.0%, 8/25/36

 14,002

 625,670

 2.36

 AAA/Baa1

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 636,113

 115,576

 2.56

 CCC/B1

 JP Morgan Mortgage Trust, Floating Rate Note, 11/25/35

 113,475

 406,094

 2.49

 AAA/Baa3

 JP Morgan Mortgage Trust, Floating Rate Note, 2/25/34

 404,748

 22,898

 4.43

 AAA/A3

 JP Morgan Mortgage Trust, Floating Rate Note, 2/25/35

 22,945

 171,978

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust, 4.664%, 7/15/30

 174,045

 650,000

 5.62

 BBB+/NR

 LB-UBS Commercial Mortgage Trust, Floating Rate Note, 10/15/35 (144A)

 642,716

 939,326

 0.41

 AA-/Aaa

 Lehman Brothers Floating Rate Commercial Mortgage Trust, Floating Rate Note, 9/15/21 (144A)

 912,803

 466,761

 0.76

 BB/B2

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 182,420

 87,661

 A-/NR

 MASTR Alternative Loans Trust, 4.5%, 1/25/15

 87,980

 277,644

 6.81

 A-/NR

 Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32

 291,716

 394,735

 2.53

 B-/NR

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/35

 388,797

 41,050

 AAA/Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 41,073

 13,322

 5.44

 AAA/NR

 Merrill Lynch/Countrywide Commercial Mortgage Trust, Floating Rate Note, 2/12/39

 13,316

 287,082

 0.70

 AAA/A3

 MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29

 255,131

 250,000

 0.94

 BBB+/Baa2

 Morgan Stanley Capital I, Inc., Floating Rate Note, 12/15/20 (144A)

 228,928

 460,000

 NR/A3

 Morgan Stanley Dean Witter Capital I, 6.79%, 7/15/33

 480,882

 700,000

 NR/NR

 Morgan Stanley Reremic Trust, 5.0%, 11/26/36 (144A)

 677,530

 700,000

 1.87

 AAA/Aaa

 Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)

 704,208

 277,429

 NR/Aa3

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 270,287

 295,000

 A+/NR

 Prudential Commercial Mortgage Trust, 4.706%, 2/11/36

 291,693

 911,241

 B+/B2

 RAAC Series, 6.0%, 1/25/32

 929,704

 950,000

 AAA/Baa3

 Residential Accredit Loans, Inc., 4.0%, 7/25/33

 939,222

 1,328,630

 AAA/Ba1

 Residential Accredit Loans, Inc., 4.25%, 1/25/34

 1,351,023

 264,610

 AAA/Ba3

 Residential Accredit Loans, Inc., 4.75%, 4/25/34

 265,447

 85,620

 NR/Ba1

 Residential Accredit Loans, Inc., 5.0%, 7/25/18

 87,564

 377,650

 NR/B3

 Residential Accredit Loans, Inc., 5.5%, 12/25/34

 382,962

 228,020

 AAA/Aa1

 Residential Accredit Loans, Inc., 5.75%, 10/25/33

 228,644

 281,142

 0.79

 AAA/Ba1

 Residential Accredit Loans, Inc., Floating Rate Note, 1/25/34

 269,121

 578,580

 0.79

 NR/Baa1

 Residential Accredit Loans, Inc., Floating Rate Note, 10/25/17

 545,528

 362,817

 6.23

 A/NR

 Residential Asset Mortgage Products, Inc., Floating Rate Note, 5/25/18

 371,386

 475,441

 B/NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 425,561

 541,333

 BBB+/NR

 Residential Asset Securitization Trust, 5.75%, 12/25/34

 557,015

 2,122,469

 0.64

 AAA/NR

 Residential Asset Securitization Trust, Floating Rate Note, 5/25/33

 1,914,866

 580,692

 7.16

 NR/Aaa

 Salomon Brothers Mortgage Securities VII, Inc., Floating Rate Note, 5/18/32 (144A)

 589,880

 420,279

 0.51

 AAA/Baa1

 Sequoia Mortgage Trust, Floating Rate Note, 1/20/35

 344,296

 338,015

 1.02

 AAA/A3

 Sequoia Mortgage Trust, Floating Rate Note, 1/20/35

 279,014

 225,552

 0.56

 AAA/Baa3

 Sequoia Mortgage Trust, Floating Rate Note, 11/20/34

 200,275

 578,559

 1.04

 AAA/B1

 Sequoia Mortgage Trust, Floating Rate Note, 2/20/35

 493,741

 403,236

 2.03

 AAA/Baa3

 Sequoia Mortgage Trust, Floating Rate Note, 8/20/34

 395,202

 293,919

 0.86

 AAA/Baa3

 Sequoia Mortgage Trust, Floating Rate Note, 9/20/33

 249,882

 203,948

 0.98

 AAA/Aa1

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 201,981

 725,569

 3.91

 CCC/Caa3

 Structured Asset Mortgage Investments, Inc., Floating Rate Note, 5/25/45

 421,840

 1,012,966

 0.74

 AA+/Aaa

 Structured Asset Mortgage Investments, Inc., Floating Rate Note, 8/26/35

 1,005,897

 324,966

 2.88

 AAA/A3

 Structured Asset Securities Corp., Floating Rate Note, 10/25/33

 316,580

 465,359

 0.74

 AAA/A3

 Structured Asset Securities Corp., Floating Rate Note, 12/25/33

 450,886

 1,354,054

 2.67

 AAA/Baa1

 Structured Asset Securities Corp., Floating Rate Note, 7/25/33

 1,225,569

 145,212

 1.86

 AAA/A1

 Thornburg Mortgage Securities Trust, Floating Rate Note, 3/25/44

 140,771

 345,653

 1.91

 AAA/B2

 Thornburg Mortgage Securities Trust, Floating Rate Note, 3/25/44

 321,097

 304,849

 4.10

 AAA/Ba1

 Thornburg Mortgage Securities Trust, Floating Rate Note, 3/25/44

 303,257

 1,640,675

 0.98

 AAA/Baa3

 Thornburg Mortgage Securities Trust, Floating Rate Note, 9/25/44

 1,476,061

 60,167

 5.93

 NR/NR

 Vericrest Opportunity Loan Transferee, Floating Rate Note, 12/26/50 (144A)

 60,336

 500,000

 5.61

 AA-/NR

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 4/15/35 (144A)

 499,538

 84,463,188

 0.02

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45

 50,678

 421,686

 0.33

 AA+/Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 9/15/21 (144A)

 408,803

 650,000

 5.30

 BBB/NR

 WAMU Commercial Mortgage Securities Trust, Floating Rate Note, 5/25/36 (144A)

 648,833

 354,049

 AAA/Baa3

 Wells Fargo Mortgage Backed Securities Trust, 4.75%, 12/25/18

 366,958

 111,654

 AAA/A1

 Wells Fargo Mortgage Backed Securities Trust, 5.0%, 11/25/36

 116,834

 739,412

 NR/B1

 Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36

 709,826

 37,218

 CCC/B1

 Wells Fargo Mortgage Backed Securities Trust, 6.0%, 8/25/36

 37,082

 630,235

 5.02

 NR/Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/35

 627,020

 24,479

 5.08

 CC/NR

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 9/25/35

 24,087

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $68,274,643)

 $

 65,603,494

 CORPORATE BONDS - 31.2%

 Energy - 1.5%

 Oil & Gas Equipment & Services - 0.5%

 NOK

 2,134,000

 12.98

 NR/NR

 Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A)

 $

 209,483

 739,000

 BBB/Baa2

 Weatherford International, Ltd. Bermuda, 5.15%, 3/15/13

 761,306

 $

 970,789

 Oil & Gas Exploration & Production - 0.5%

 250,000

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co, Ltd. III, 4.5%, 9/30/12 (144A)

 $

 251,875

 250,000

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co, Ltd. III, 5.5%, 9/30/14 (144A)

 269,375

 500,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.5%, 3/13/13 (144A)

 520,625

 $

 1,041,875

 Oil & Gas Storage & Transportation - 0.5%

 250,000

 BBB-/Baa3

 Plains All American Pipeline LP , 4.25%, 9/1/12

 $

 251,762

 750,000

 BBB/Baa2

 Williams Partners LP, 3.8%, 2/15/15

 793,310

 $

 1,045,072

 Total Energy

 $

 3,057,736

 Materials - 1.0%

 Industrial Gases - 0.3%

 500,000

 BBB/Baa2

 Airgas, Inc., 2.85%, 10/1/13

 $

 511,676

 Specialty Chemicals - 0.3%

 536,000

 BBB/Baa2

 Cytec Industries, Inc., 4.6%, 7/1/13

 $

 551,478

 Construction Materials - 0.2%

 360,000

 BBB+/Baa2

 CRH America, Inc., 5.3%, 10/15/13

 $

 376,033

 Gold - 0.2%

 500,000

 A-/Baa1

 Barrick Gold Corp., 1.75%, 5/30/14

 $

 506,703

 Total Materials

 $

 1,945,890

 Capital Goods - 1.0%

 Aerospace & Defense - 0.3%

 500,000

 A/A2

 United Technologies Corp., 1.2%, 6/1/15

 $

 505,139

 Trading Companies & Distributors - 0.7%

 440,000

 BBB/Baa2

 GATX Corp., 4.75%, 10/1/12

 $

 444,916

 1,000,000

 BBB/Baa2

 Glencore Funding LLC, 6.0%, 4/15/14 (144A)

 1,055,431

 $

 1,500,347

 Total Capital Goods

 $

 2,005,486

 Commercial Services & Supplies - 0.2%

 Office Services & Supplies - 0.2%

 350,000

 BBB+/Baa1

 Pitney Bowes, Inc., 4.625%, 10/1/12

 $

 354,737

 Total Commercial Services & Supplies

 $

 354,737

 Automobiles & Components - 0.7%

 Automobile Manufacturers - 0.6%

 1,000,000

 BBB+/Baa2

 Hyundai Motor Manufacturing Czech sro, 4.5%, 4/15/15 (144A)

 $

 1,046,212

 100,000

 BBB+/Baa1

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 106,623

 $

 1,152,835

 Motorcycle Manufacturers - 0.1%

 175,000

 BBB+/Baa1

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (144A)

 $

 184,849

 Total Automobiles & Components

 $

 1,337,684

 Media - 0.4%

 Broadcasting - 0.4%

 750,000

 BBB/Baa2

 Discovery Communications LLC, 3.7%, 6/1/15

 $

 797,122

 Total Media

 $

 797,122

 Food, Beverage & Tobacco - 0.2%

 Brewers - 0.2%

 500,000

 BBB+/NR

 SABMiller Holdings, Inc., 1.85%, 1/15/15 (144A)

 $

 507,410

 Total Food, Beverage & Tobacco

 $

 507,410

 Health Care Equipment & Services - 0.8%

 Health Care Equipment - 0.3%

 510,000

 A/Baa1

 St Jude Medical, Inc., 2.5%, 1/15/16

 $

 531,150

 Health Care Services - 0.5%

 1,000,000

 BBB+/Baa3

 Express Scripts Holding Co., 3.125%, 5/15/16

 $

 1,041,685

 Total Health Care Equipment & Services

 $

 1,572,835

 Pharmaceuticals, Biotechnology & Life Sciences - 1.0%

 Life Sciences Tools & Services - 1.0%

 500,000

 BBB+/Baa2

 Agilent Technologies, Inc., 2.5%, 7/15/13

 $

 507,339

 620,000

 BBB+/NR

 Agilent Technologies, Inc., 5.5%, 9/14/15

 696,814

 750,000

 BBB/Baa3

 Life Technologies Corp., 3.375%, 3/1/13

 760,417

 $

 1,964,570

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,964,570

 Banks - 3.6%

 Diversified Banks - 2.3%

 500,000

 1.82

 A/NR

 Abbey National Treasury Services Plc London, Floating Rate Note, 6/10/13

 $

 490,281

 750,000

 A+/Aa3

 Barclays Bank Plc, 2.5%, 1/23/13

 755,794

 500,000

 BBB+/A3

 BBVA US Senior SAU, 3.25%, 5/16/14

 479,800

 1,000,000

 1.12

 AA-/Aa2

 HSBC Bank Plc, Floating Rate Note, 8/12/13 (144A)

 1,001,073

 500,000

 A-/A3

 Santander US Debt SAU, 2.485%, 1/18/13 (144A)

 491,628

 500,000

 A+/A2

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 521,758

 820,000

 A/A3

 Wachovia Corp., 5.25%, 8/1/14

 876,899

 $

 4,617,233

 Regional Banks - 1.1%

 300,000

 BBB+/A2

 American Express Bank FSB, 5.5%, 4/16/13

 $

 311,672

 500,000

 A-/A2

 BB&T Corp., 5.7%, 4/30/14

 544,317

 275,000

 BBB+/Baa1

 KeyBank NA Cleveland Ohio, 5.8%, 7/1/14

 296,594

 500,000

 BBB+/Baa1

 KeyCorp, 3.75%, 8/13/15

 526,874

 215,000

 BBB+/Baa1

 KeyCorp, 6.5%, 5/14/13

 225,767

 275,000

 8.25

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)

 284,683

 $

 2,189,907

 Thrifts & Mortgage Finance - 0.2%

 500,000

 0.92

 AAA/Aaa

 Swedbank Hypotek AB, Floating Rate Note, 3/28/14 (144A)

 $

 499,134

 Total Banks

 $

 7,306,274

 Diversified Financials - 9.7%

 Other Diversified Financial Services - 4.2%

 500,000

 A-/Baa1

 Bank of America Corp., 3.7%, 9/1/15

 $

 500,266

 250,000

 6.50

 BB+/NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)

 248,600

 1,000,000

 BBB+/Baa1

 Citigroup, Inc., 5.0%, 9/15/14

 1,022,467

 1,000,000

 AA+/A1

 General Electric Capital Corp., 1.875%, 9/16/13

 1,010,767

 1,000,000

 1.30

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 12/20/13

 996,038

 500,000

 1.17

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 4/24/14

 500,655

 500,000

 1.10

 AA+/A1

 General Electric Capital Corp., Floating Rate Note, 4/7/14

 499,923

 500,000

 4.00

 A/Aa3

 JPMorgan Chase & Co., Floating Rate Note, 2/25/21

 491,264

 500,000

 1.12

 A/Aa3

 JPMorgan Chase & Co., Floating Rate Note, 2/26/13

 501,676

 500,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 484,350

 500,000

 6.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 491,400

 250,000

 9.99

 BB-/NR

 Loma Reinsurance, Ltd., Floating Rate Note, 12/21/12 (Cat Bond) (144A)

 249,975

 250,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 241,700

 250,000

 6.25

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 245,450

 250,000

 9.00

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 246,275

 250,000

 9.00

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 244,550

 250,000

 9.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 250,000

 250,000

 3.39

 BBB-/NR

 Vita Capital IV, Ltd., Floating Rate Note, 1/15/16 (Cat Bond) (144A)

 249,475

 $

 8,474,831

 Specialized Finance - 0.5%

 500,000

 BBB/Baa2

 Banque PSA Finance SA, 3.375%, 4/4/14 (144A)

 $

 500,135

 500,000

 A/A2

 National Rural Utilities Cooperative Finance Corp., 5.4%, 10/15/13

 525,706

 $

 1,025,841

 Consumer Finance - 1.6%

 950,000

 B+/B1

 Ally Financial, Inc., 6.875%, 8/28/12

 $

 958,312

 500,000

 A+/A1

 American Honda Finance Corp., 2.375%, 3/18/13 (144A)

 506,572

 380,000

 A+/A1

 American Honda Finance Corp., 6.7%, 10/1/13 (144A)

 406,513

 1,350,000

 BB+/Baa3

 Ford Motor Credit Co LLC, 7.5%, 8/1/12

 1,361,264

 100,000

 AA+/Aaa

 John Deere Capital Corp., 2.875%, 6/19/12

 100,101

 $

 3,332,762

 Asset Management & Custody Banks - 0.2%

 300,000

 AA-/A1

 Franklin Resources, Inc., 3.125%, 5/20/15

 $

 316,277

 Investment Banking & Brokerage - 3.2%

 500,000

 A-/Baa1

 Merrill Lynch & Co., Inc., 5.0%, 2/3/14

 $

 515,114

 898,000

 A-/Baa1

 Merrill Lynch & Co., Inc., 5.45%, 2/5/13

 915,936

 500,000

 A-/Baa1

 Merrill Lynch & Co., Inc., 6.15%, 4/25/13

 514,027

 1,000,000

 A-/A2

 Morgan Stanley, 4.0%, 9/22/20 (Step)

 972,504

 500,000

 A-/A2

 Morgan Stanley, 5.0%, 8/31/25 (Step)

 482,639

 275,000

 3.10

 A-/A2

 Morgan Stanley, Floating Rate Note, 11/9/18

 251,200

 750,000

 2.97

 A-/A2

 Morgan Stanley, Floating Rate Note, 5/14/13

 746,615

 250,000

 4.75

 B+/NR

 Queen Street III Capital, Ltd., Floating Rate Note, 7/28/14 (Cat Bond) (144A)

 249,150

 500,000

 A/Baa1

 TD Ameritrade Holding Corp., 2.95%, 12/1/12

 504,573

 340,000

 A-/A1

 The Goldman Sachs Group, Inc., 3.7%, 8/1/15

 337,279

 1,000,000

 1.47

 A-/A1

 The Goldman Sachs Group, Inc., Floating Rate Note, 2/7/14

 975,558

 $

 6,464,595

 Total Diversified Financials

 $

 19,614,306

 Insurance - 4.8%

 Life & Health Insurance - 1.2%

 50,000

 A+/A1

 Allstate Life Global Funding Trusts, 5.375%, 4/30/13

 $

 52,155

 500,000

 A-/NR

 Jefferson-Pilot Corp., 4.75%, 1/30/14

 518,864

 250,000

 A-/Baa2

 Lincoln National Corp., 4.3%, 6/15/15

 264,158

 500,000

 BBB/A3

 Principal Financial Group, Inc., 7.875%, 5/15/14

 557,614

 500,000

 A/NR

 Prudential Covered Trust 2012-1, 2.997%, 9/30/15 (144A)

 507,842

 500,000

 A/Baa2

 Prudential Financial, Inc., 2.75%, 1/14/13

 505,407

 $

 2,406,040

 Multi-line Insurance - 0.9%

 500,000

 BBB/Baa3

 Genworth Financial, Inc., 5.75%, 6/15/14

 $

 509,976

 410,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 450,676

 550,000

 AA-/Aa3

 Metropolitan Life Global Funding I, 2.5%, 1/11/13 (144A)

 555,677

 250,000

 A/A2

 Metropolitan Life Insurance Co., 7.7%, 11/1/15 (144A)

 282,984

 $

 1,799,313

 Property & Casualty Insurance - 1.7%

 1,291,000

 BBB-/Baa2

 OneBeacon US Holdings, Inc., 5.875%, 5/15/13

 $

 1,329,134

 500,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 528,490

 980,000

 BBB+/Baa2

 WR Berkley Corp., 5.875%, 2/15/13

 997,727

 500,000

 BBB+/Baa2

 XL Group Plc, 5.25%, 9/15/14

 528,235

 $

 3,383,586

 Reinsurance - 1.0%

 250,000

 4.50

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 $

 251,275

 250,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 241,450

 250,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 243,550

 250,000

 9.72

 NR/B3

 GlobeCat, Ltd., Floating Rate Note, 1/2/13 (Cat Bond) (144A)

 234,425

 250,000

 1.50

 NR/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 250,000

 250,000

 8.41

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 249,900

 350,000

 13.24

 B-/NR

 Successor X, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 343,035

 300,000

 9.70

 B/NR

 Successor X, Ltd., Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 289,800

 $

 2,103,435

 Total Insurance

 $

 9,692,374

 Real Estate - 2.3%

 Diversified REIT's - 0.5%

 685,000

 BBB+/Baa1

 Dexus Property Group, 7.125%, 10/15/14 (144A)

 $

 739,518

 350,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 367,590

 $

 1,107,108

 Office REIT's - 0.2%

 385,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 $

 400,373

 Retail REIT's - 0.2%

 500,000

 BB+/Baa3

 DDR Corp., 5.375%, 10/15/12

 $

 503,178

 Specialized REIT's - 1.2%

 1,000,000

 BBB/Baa2

 HCP, Inc., 2.7%, 2/1/14

 $

 1,013,521

 525,000

 BBB-/Baa2

 Hospitality Properties Trust, 6.75%, 2/15/13

 530,944

 780,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 849,806

 $

 2,394,271

 Diversified Real Estate Activities - 0.2%

 350,000

 A-/A2

 WCI Finance LLC, 5.4%, 10/1/12 (144A)

 $

 354,681

 Total Real Estate

 $

 4,759,611

 Technology Hardware & Equipment - 0.5%

 Computer Hardware - 0.5%

 500,000

 BBB+/A3

 Hewlett-Packard Co., 2.35%, 3/15/15

 $

 504,414

 470,000

 BBB+/A3

 Hewlett-Packard Co., 2.625%, 12/9/14

 479,641

 $

 984,055

 Total Technology Hardware & Equipment

 $

 984,055

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductors - 0.4%

 750,000

 BBB+/Baa1

 Maxim Integrated Products, Inc., 3.45%, 6/14/13

 $

 769,688

 Total Semiconductors & Semiconductor Equipment

 $

 769,688

 Telecommunication Services - 1.9%

 Integrated Telecommunication Services - 1.7%

 490,000

 BBB/Baa2

 British Telecommunications Plc, 5.15%, 1/15/13

 $

 502,581

 500,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 523,779

 550,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 563,948

 750,000

 BBB/Baa2

 Telecom Italia Capital SA, 4.95%, 9/30/14

 731,250

 500,000

 BBB/Baa1

 Telefonica Emisiones SAU, 3.992%, 2/16/16

 461,338

 590,000

 A-/WR

 Verizon Virginia, Inc., 4.625%, 3/15/13

 607,888

 $

 3,390,784

 Wireless Telecommunication Services - 0.2%

 500,000

 NR/A2

 Crown Castle Towers LLC, 3.214%, 8/15/15 (144A)

 $

 509,540

 Total Telecommunication Services

 $

 3,900,324

 Utilities - 1.2%

 Electric Utilities - 0.7%

 1,000,000

 BBB+/A3

 Iberdrola Finance Ireland, Ltd., 3.8%, 9/11/14 (144A)

 $

 986,385

 500,000

 BBB+/Baa1

 NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13

 508,148

 $

 1,494,533

 Multi-Utilities - 0.2%

 500,000

 BBB+/Baa1

 MidAmerican Energy Holdings Co., 3.15%, 7/15/12

 $

 501,408

 Independent Power Producers & Energy Traders - 0.3%

 500,000

 BBB/Baa1

 PSEG Power LLC, 2.75%, 9/15/16

 $

 516,957

 Total Utilities

 $

 2,512,898

 TOTAL CORPORATE BONDS

 (Cost $62,760,148)

 $

 63,083,000

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.9%

 116,349

 AA+/Aaa

 Fannie Mae, 5.0%, 7/1/15

 $

 125,624

 253,132

 AA+/Aaa

 Fannie Mae, 5.5%, 12/1/35

 277,554

 192,096

 AA+/Aaa

 Fannie Mae, 6.0%, 2/1/34

 216,662

 153,022

 AA+/Aaa

 Fannie Mae, 6.0%, 4/1/38

 168,575

 446,627

 AA+/Aaa

 Fannie Mae, 6.5%, 4/1/29

 521,777

 4,675

 AA+/Aaa

 Fannie Mae, 6.5%, 6/1/14

 4,787

 40,184

 AA+/Aaa

 Fannie Mae, 6.5%, 6/1/15

 41,082

 9,277

 AA+/Aaa

 Fannie Mae, 6.5%, 6/1/16

 9,985

 14,957

 AA+/Aaa

 Fannie Mae, 6.5%, 7/1/32

 17,120

 565

 AA+/Aaa

 Fannie Mae, 6.5%, 8/1/13

 578

 1,658

 AA+/Aaa

 Fannie Mae, 6.5%, 8/1/14

 1,732

 39,792

 AA+/Aaa

 Fannie Mae, 6.5%, 8/1/17

 43,350

 133,983

 AA+/Aaa

 Fannie Mae, 7.0%, 1/1/36

 156,439

 244,758

 AA+/Aaa

 Fannie Mae, 7.0%, 10/1/19

 275,796

 538

 AA+/Aaa

 Fannie Mae, 7.0%, 7/1/12

 542

 161,097

 AA+/Aaa

 Fannie Mae, 7.0%, 7/1/17

 177,228

 16,493

 AA+/Aaa

 Fannie Mae, 7.0%, 8/1/14

 17,008

 42,981

 AA+/Aaa

 Fannie Mae, 8.0%, 4/1/14

 43,936

 67,652

 2.92

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 1/1/25

 68,616

 95,669

 2.28

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 10/1/29

 100,333

 231,546

 2.57

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 10/1/29

 246,587

 335,731

 4.14

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 10/1/36

 361,537

 105,651

 2.92

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 11/1/24

 107,144

 5,246

 2.26

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 11/1/25

 5,537

 126,068

 1.55

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 11/1/40

 129,137

 87,286

 2.48

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 12/1/28

 93,407

 417,221

 4.51

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 12/1/36

 440,526

 21,412

 2.82

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 2/1/27

 21,715

 2,102

 3.24

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 2/1/33

 2,234

 3,762

 2.59

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 4/1/28

 3,999

 3,236

 2.36

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 4/1/29

 3,432

 97,812

 2.69

 AA+/Aaa

 Fannie Mae, Floating Rate Note, 7/1/36

 105,001

 751,564

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/24

 793,179

 480,746

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 514,677

 635,435

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 684,321

 620,099

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 673,038

 206,662

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 9/1/12

 210,065

 194,718

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 2/1/21

 209,672

 158,409

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/23

 171,217

 8,413

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/17

 9,113

 30,997

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/16

 33,178

 4,383

 2.50

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/1/28

 4,689

 481,680

 2.66

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/31

 489,953

 8,991

 2.38

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/31

 9,504

 297,226

 2.78

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 12/1/31

 300,870

 31,447

 2.79

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/25

 31,841

 2,127

 2.74

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/29

 2,145

 8,800

 2.20

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 5/1/25

 8,850

 7,960

 2.35

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/1/18

 8,332

 1,638

 2.38

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 1,648

 164,512

 2.66

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 168,811

 545,304

 AA+/Aaa

 Government National Mortgage Association I, 5.0%, 8/15/19

 599,451

 445,733

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/36

 501,240

 106,627

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/31

 121,172

 559,007

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 612,440

 87,541

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/37

 100,809

 62,471

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 72,999

 19,821

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 22,931

 6,465

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/13

 6,695

 93,852

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/36

 116,009

 22,053

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/14

 23,074

 1,006,903

 AA+/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/21

 1,100,632

 428,539

 AA+/Aaa

 Government National Mortgage Association II, 6.0%, 11/20/22

 468,028

 310,716

 AA+/Aaa

 Government National Mortgage Association II, 6.0%, 4/20/22

 339,640

 5,342

 AA+/Aaa

 Government National Mortgage Association II, 6.0%, 5/20/13

 5,376

 391,165

 AA+/Aaa

 Government National Mortgage Association II, 6.0%, 8/20/19

 427,883

 17,450,000

 AA+/Aaa

 U.S. Treasury Notes, 0.125%, 9/30/13

 17,423,420

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $29,566,461)

 $

 30,055,882

 FOREIGN GOVERNMENT BONDS - 0.1%

 250,000

 A/A1

 The Korea Development Bank, 5.3%, 1/17/13

 $

 255,312

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $249,764)

 $

 255,312

 MUNICIPAL BONDS - 2.9%

 Municipal Development - 0.1%

 250,000

 3.00

 AA-/Aa2

 Massachusetts Development Finance Agency, Floating Rate Note, 2/15/36

 $

 265,652

 Municipal General - 1.0%

 1,500,000

 1.47

 A+/A1

 New Jersey Economic Development Authority, Floating Rate Note, 6/15/13

 $

 1,506,045

 500,000

 AA/Aa1

 State of Ohio, 3.0%, 6/15/15

 528,730

 $

 2,034,775

 Higher Municipal Education - 0.4%

 690,000

 2.70

 NR/A2

 Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 10/1/37

 $

 712,411

 200,000

 AA-/Aa2

 New York State Dormitory Authority, 3.0%, 7/1/13

 205,594

 $

 918,005

 Municipal Housing - 0.1%

 200,000

 NR/Aa3

 State of Oregon Housing & Community Services Department, 1.15%, 1/1/13

 $

 200,756

 Municipal Pollution - 0.5%

 1,000,000

 BBB+/Baa1

 County of Power Idaho, 5.625%, 10/1/14

 $

 1,000,650

 Municipal Transportation - 0.7%

 300,000

 BBB/A2

 Massachusetts Port Authority, 5.0%, 7/1/14

 $

 310,731

 475,000

 BBB/A2

 Massachusetts Port Authority, 5.0%, 7/1/16

 507,286

 500,000

 NR/NR

 North Texas Tollway Authority, 2.441%, 9/1/13

 510,455

 $

 1,328,472

 Municipal Obligation - 0.1%

 200,000

 AAA/Aa1

 City of Carrollton Texas, 4.5%, 8/15/12

 $

 201,758

 TOTAL MUNICIPAL BONDS

 (Cost $5,875,733)

 $

 5,950,068

 SENIOR FLOATING RATE LOAN INTERESTS - 2.0% **

 Materials - 0.1%

 Metal & Glass Containers - 0.1%

 204,668

 4.50

 B/Ba3

 BWAY Holding Co., Replacement B Term Loan, 2/9/18

 $

 202,536

 19,404

 4.50

 B/Ba3

 ICL Industrial Containers ULC, Replacement C Term Loan, 2/9/18

 19,202

 $

 221,738

 Total Materials

 $

 221,738

 Capital Goods - 0.2%

 Aerospace & Defense - 0.1%

 250,000

 3.75

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term B Loan, 3/27/19

 $

 249,297

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 149,250

 5.50

 BB/Ba2

 Terex Corp., U.S. Term Loan, 4/28/17

 $

 150,253

 Total Capital Goods

 $

 399,550

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.1%

 172,252

 2.24

 CCC+/Caa1

 Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14

 $

 150,505

 Total Commercial Services & Supplies

 $

 150,505

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.1%

 284,789

 3.50

 BBB/Baa2

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 $

 284,165

 Automobile Manufacturers - 0.5%

 923,025

 6.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 922,448

 Total Automobiles & Components

 $

 1,206,613

 Media - 0.2%

 Movies & Entertainment - 0.2%

 332,460

 5.25

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 331,836

 196,000

 4.50

 BB-/Ba2

 Live Nation Entertainment, Inc., Term B Loan, 10/20/16

 196,245

 $

 528,081

 Total Media

 $

 528,081

 Health Care Equipment & Services - 0.2%

 Health Care Facilities - 0.2%

 367,918

 3.97

 BB/Ba3

 Community Health Systems, Inc., Extended Term Loan, 7/25/14

 $

 360,461

 Total Health Care Equipment & Services

 $

 360,461

 Diversified Financials - 0.1%

 Investment Banking & Brokerage - 0.1%

 150,000

 4.00

 NR/Ba2

 LPL Holdings, Inc., Initial Tranche B Term Loan, 3/6/19

 $

 147,562

 Total Diversified Financials

 $

 147,562

 Software & Services - 0.3%

 Internet Software & Services - 0.1%

 247,500

 4.00

 BB+/Ba3

 Autotrader Com, Inc., Tranche B-1 Term Loan, 12/15/16

 $

 247,191

 IT Consulting & Other Services - 0.2%

 271,555

 3.99

 BB/NR

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 269,349

 Data Processing & Outsourced Services - 0.0%

 17,142

 4.25

 BBB/Ba1

 Fidelity National Information Services, Inc., Term B Loan, 7/18/16

 $

 17,164

 Total Software & Services

 $

 533,704

 Utilities - 0.2%

 Independent Power Producers & Energy Traders - 0.2%

 430,650

 4.25

 BB+/Ba1

 The AES Corp., Initial Term Loan, 5/17/18

 $

 427,422

 Total Utilities

 $

 427,422

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $3,944,422)

 $

 3,975,636

 TEMPORARY CASH INVESTMENTS - 1.7%

 Certificate of Deposit -

 500,000

 BBB+/A3

 Intesa Sanpaolo S.p.A. New York NY, 2.375%, 12/21/12

 $

 485,420

 Repurchase Agreements - 1.7%

 3,025,000

 NR/Aaa

 Deutschebank AG, 0.2%, dated 5/31/12, repurchase price of $485,420

 $

 3,025,000

 plus accrued interest on 6/1/12 collateralized by the following:

 $51,442 U.S. Treasury Bond, 3.375-6.625%, 8/15/23-5/15/42

 $83,989 U.S. Treasury Notes, 1.375-4.75%, 6/30/17-2/15/20

 $360,007 U.S. Treasury Strip, 0.0-4.75%, 8/15/12-5/15/42

 $

 3,510,420

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $3,515,784)

 $

 3,510,420

 TOTAL INVESTMENT IN SECURITIES - 99.4%

 $

 200,920,027

 (Cost $203,798,508) (a)

 OTHER ASSETS & LIABILITIES - 0.6%

 $

 1,179,947

 TOTAL NET ASSETS - 100.0%

 $

 202,099,974

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2012, the value of these securities amounted to $38,917,333 or 19.3% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At May 31, 2012, the net unrealized loss on investments based on cost for federal income tax purposes of $204,344,482 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 1,541,503

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (4,965,958)

 Net unrealized loss

 $

 (3,424,455)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

  $                    -

  $             28,486,215

  $            -

  $               28,486,215

 Collateralized Mortgage Obligations

                        -

                 65,603,494

                -

                   65,603,494

 Corporate Bonds

                        -

                 63,083,000

                -

                   63,083,000

 U.S. Government Agency Obligations

                        -

                 30,055,882

                -

                   30,055,882

 Foreign Government Bond

                        -

                      255,312

                -

                        255,312

 Municipal Bonds

                        -

                   5,950,068

                -

                     5,950,068

 Senior Floating Rate Loan Interests

                        -

                   3,975,636

                -

                     3,975,636

 Certificate of Deposit

                        -

                      485,420

                -

                        485,420

 Repurchase Agreement

                        -

                   3,025,000

                -

                     3,025,000

 Total

  $                      -

  $           200,920,027

  $              -

  $             200,920,027

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Collateralized

 Mortgage

 Obligations

 Balance as of 8/31/11

$
11,893

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

971

 Net purchases (sales)

(12,864
)

 Transfers in and out of Level 3

-

 Balance as of 5/31/12

$
-

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Short Term Income Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date January 27, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date January 27, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date January 27, 2012 * Print the name and title of each signing officer under his or her signature.